Accrued Liabilities	12 Months Ended
Dec. 31, 2011
Accrued Liabilities [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

NOTE 10 – ACCRUED LIABILITIES

Accrued liabilities consist of the following:

	December 31, 2011	December 31, 2010

Business and other taxes payable	$717	$513,653
Income tax payable	-	172,194
Accrued expenses	78,851	297,927
Accrued salary	7,862	38,757
	$87,430	$1,022,531